SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets Other Than Goodwill (Details) (Details)	12 Months Ended
Dec. 31, 2018 year
Private Equity | Water and sewage concession agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	40
Private Equity | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20
Private Equity | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10
Private Equity | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	30
Private Equity | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	40
Private Equity | Technology-based intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15
Private Equity | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Private Equity | Distribution networks [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
Private Equity | Loyalty program [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15
Australian regulated terminal [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	82
Chilean Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	15
Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	15
Peruvian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	24
Bottom of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	10
Top of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity	20